Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium	Treasury share reserve	Other reserves	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2022	£ 16	£ 257,197		£ 94,857	£ (344,752)	£ 7,318
Profit (Loss) for the year					(59,946)	(59,946)
Translation differences				(6,881)		(6,881)
Total comprehensive Profit (Loss)				(6,881)	(59,946)	(66,827)
Share based payment transactions		(289)		8,935	287	8,933
Exercise of options	1	796				797
Transfer of reserves				(10,154)	10,154
Equity at end of period at Dec. 31, 2023	17	257,704		86,757	(394,257)	(49,779)
Profit (Loss) for the year					(781,240)	(781,240)
Change in fair value from own credit risk				22,293		22,293
Translation differences				2,426		2,426
Total comprehensive Profit (Loss)				24,719	(781,240)	(756,521)
Share based payment transactions				7,130		7,130
Share issuance to related party		15,629				15,629
Issuance of warrants to related party				3,907		3,907
Return of Company's ordinary shares			£ (803)			(803)
Transfer of other reserves upon extinguishment of convertible loan notes				(22,293)	22,293
Partial conversion of convertible loan notes	38	280,567				280,605
Transfer of reserves		491		(921)	921	491
Equity at end of period at Dec. 31, 2024	55	554,391	(803)	99,299	(1,152,283)	(499,341)
Profit (Loss) for the year					232,928	232,928
Translation differences				7,229		7,229
Total comprehensive Profit (Loss)				7,229	232,928	240,157
Share based payment transactions				8,924		8,924
Share issuance	19	88,890				88,909
Issuance of warrants				17,963		17,963
Share issuance to related party	5	22,333				22,338
Issuance of warrants to related party				6,909		6,909
Transaction costs on issuance of equity instruments		(5,917)		(1,654)		(7,571)
Exercise of warrants		275		(55)		220
Exercise of options		47				47
Transfer of reserves				(1,782)	1,782
Equity at end of period at Dec. 31, 2025	£ 79	£ 660,019	£ (803)	£ 136,833	£ (917,573)	£ (121,445)